6. Stockholders' Deficit (March 2017) (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants issued	523,166	214,744
Fair value of warrants issued	$ 333,862	$ 155,764
Stock issued for services, value		$ 39,000
4 Investors [Member]
Stock issued new, shares issued		214,744
Warrants issued		214,744
Proceeds from issuance of equity		$ 167,500
6 Investors [Member]
Stock issued new, shares issued	523,166		790,128
Warrants issued	523,166
Proceeds from issuance of equity	$ 392,735
Marks and Leiner [Member]
Shares returned, shares	523,166
Shares returned, value	$ 392,735
Salesperson [Member]
Stock issued for services, shares	50,000	50,000
Stock issued for services, value	$ 39,000	$ 39,000